Income Tax - Summary of Reconciliation to the Earnings Loss Per Income Statement (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Statutory income tax rate	19.00%	19.25%